Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 47,167,904	$ 6,744,921	¥ 51,383,310
Time deposits	92,639,378	13,247,255	75,441,355
Restricted cash	4,319,344	617,658	3,086,405
Accounts receivable, net	5,337,819	763,298	5,669,027
Inventories	689,183	98,552	571,548
Prepayments and other current assets, net	7,658,346	1,095,128	6,416,868
Short-term investments	22,803,503	3,260,858	10,756,143
Total current assets	180,615,477	25,827,670	153,324,656
Non-current assets:
Property, equipment and software, net	8,425,327	1,204,806	8,520,101
Land use rights, net	4,047,355	578,764	4,172,465
Operating lease right-of-use assets, net	320,298	45,802	541,071
Deferred tax assets	2,831,423	404,888	1,113,435
Time deposits	2,995,000	428,279	3,025,000
Restricted cash	3,893	557	5,208
Long-term investments	18,462,883	2,640,157	20,206,356
Other long-term assets	3,713,404	531,009	5,083,258
Total non-current assets	40,799,583	5,834,262	42,666,894
Total assets	221,415,060	31,661,932	195,991,550
Current liabilities:
Accounts payable	643,164	91,971	720,549
Salary and welfare payables	4,889,708	699,219	4,683,009
Taxes payable	3,874,143	553,996	2,759,185
Short-term loans	6,384,417	912,959	11,805,051
Contract liabilities	20,514,540	2,933,540	15,299,222
Accrued liabilities and other payables	15,949,772	2,280,787	14,229,032
Short-term operating lease liabilities	113,212	16,189	171,609
Total current liabilities	52,368,956	7,488,661	49,667,657
Non-current liabilities:
Deferred tax liabilities	2,637,258	377,123	2,173,117
Long-term operating lease liabilities	232,113	33,192	412,600
Long-term loans			427,997
Other long-term liabilities	1,072,724	153,397	816,041
Total non-current liabilities	3,942,095	563,712	3,829,755
Total liabilities	56,311,051	8,052,373	53,497,412
Commitments and contingencies
Redeemable noncontrolling interests	91,319	13,058	84,272
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000,000 shares authorized, 3,219,564,581 shares issued as of December 31, 2024 and 2025; 3,167,959,016 and 3,192,111,251 shares outstanding as of December 31, 2024 and 2025, respectively	2,631	376	2,631
Additional paid-in capital	9,837,460	1,406,738	9,860,962
Treasury stock	(1,518,573)	(217,153)	(4,473,063)
Statutory reserves	2,457,371	351,400	1,954,872
Accumulated other comprehensive income/(loss)	(237,770)	(34,001)	1,006,807
Retained earnings	149,755,000	21,414,680	130,333,397
NetEase, Inc.'s shareholders' equity	160,296,119	22,922,040	138,685,606
Noncontrolling interests	4,716,571	674,461	3,724,260
Total equity	165,012,690	23,596,501	142,409,866
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 221,415,060	$ 31,661,932	¥ 195,991,550